Financial risk management - Fair value estimation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group's assets and financial liabilities that are measured at fair value
Assets	¥ 22,911
Investment properties (Note 14)
Group's assets and financial liabilities that are measured at fair value
Assets	22,911
At fair value | Financial liabilities at fair value through profit or loss
Group's assets and financial liabilities that are measured at fair value
Liabilities	19,506
At fair value | Convertible note (Note 27) | Financial liabilities at fair value through profit or loss
Group's assets and financial liabilities that are measured at fair value
Liabilities	19,506
Level 3
Group's assets and financial liabilities that are measured at fair value
Assets	22,911
Liabilities	19,506	¥ 64,565	¥ 38,059
Level 3 | Convertible note (Note 27)
Group's assets and financial liabilities that are measured at fair value
Liabilities	19,506	¥ 64,565	¥ 38,059
Level 3 | Investment properties (Note 14)
Group's assets and financial liabilities that are measured at fair value
Assets	22,911
Level 3 | At fair value | Financial liabilities at fair value through profit or loss
Group's assets and financial liabilities that are measured at fair value
Liabilities	19,506
Level 3 | At fair value | Convertible note (Note 27) | Financial liabilities at fair value through profit or loss
Group's assets and financial liabilities that are measured at fair value
Liabilities	¥ 19,506